PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT NET

Property, plant and equipment consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
At cost:
Buildings	169,170	174,120
Mold and tooling	101,563	127,345
Computer and electronic equipment	6,993	7,255
Machinery and equipment	263,587	275,369
Vehicles	1,204	1,668
Other logistic equipment	7,641	7,617
Construction in progress(i)	15,201	16,935
Property, plant and equipment, subtotal	565,359	610,309
Less: accumulated depreciation(ii)	(380,090)	(384,936)
Less: accumulated impairment(iii)	(3,892)	(7,471)
Property, plant and equipment, net(iv)	181,377	217,902

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were US$31,354 thousand, US$41,217 thousand and US$50,780 thousand respectively.

(iii)	Impairment charges of US$283 thousand, US$842 thousand and US$6,054 were recognized for the years ended December 31,2023, 2022 and 2021, respectively.

(iv)	The carrying amounts of buildings, mold and tooling, machine and equipment and other logistic equipment pledged by the FAW Jilin to secure the borrowings as of December 31, 2023 and December 31, 2022 were US$58,584 thousand and US$76,536 thousand, respectively.